SCHEDULE OF LOSS BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total loss before income taxes	$ (3,156,995)	$ (2,068,061)	$ (1,217,086)
TAIWAN
Total loss before income taxes	(524,817)	(1,080,901)	(859,741)
PRC [Member]
Total loss before income taxes	(2,072,174)	(915,690)	(357,345)
Other [Member]
Total loss before income taxes	$ (560,004)	$ (71,470)